Significant Accounting Policies and Recently Issued Accounting Standards - Accrued Liabilities Related to Insurance Programs (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	$ 33,144	$ 31,371
Automobile and general liability insurance [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	21,219	21,769
Workers' compensation [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	10,575	8,360
Health insurance [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	$ 1,350	$ 1,242